Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 188,192	$ 178,286
Actual, ratio	14.96%	14.04%
For capital adequacy purposes, amount	$ 100,636	$ 101,608
For capital adequacy purposes, ratio	8.00%	8.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 186,774	$ 176,923
Actual, ratio	14.85%	13.93%
For capital adequacy purposes, amount	$ 100,636	$ 101,606
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 132,085	$ 133,357
To be well capitalized under prompt corrective action provisions, ratio		10.50%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 175,381	$ 167,792
Actual, ratio	13.94%	13.21%
For capital adequacy purposes, amount	$ 75,477	$ 76,206
For capital adequacy purposes, ratio	6.00%	6.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 173,963	$ 166,429
Actual, ratio	13.83%	13.10%
For capital adequacy purposes, amount	$ 75,477	$ 76,204
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 106,926	$ 107,956
To be well capitalized under prompt corrective action provisions, ratio		8.50%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 175,381	$ 167,792
Actual, ratio	10.51%	9.82%
For capital adequacy purposes, amount	$ 66,757	$ 68,347
For capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 173,963	$ 166,429
Actual, ratio	10.35%	9.68%
For capital adequacy purposes, amount	$ 67,254	$ 68,780
For capital adequacy purposes, ratio		4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 67,254	$ 68,780
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 170,381	$ 152,792
Actual, ratio	12.75%	12.03%
For capital adequacy purposes, amount	$ 56,608	$ 57,154
For capital adequacy purposes, ratio	4.50%	4.50%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 173,963	$ 166,429
Actual, ratio	13.83%	13.10%
For capital adequacy purposes, amount	$ 56,608	$ 57,153
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 88,057	$ 88,905
To be well capitalized under prompt corrective action provisions, ratio	7.00%	7.00%